Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term debt
Long-term debt	$ 31,953	$ 31,537
Parent Company [Member]
Summary of long-term debt
Long-term debt	14,593	13,037
Parent Company [Member] | Subordinated Debt [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.50%
Debt Instrument Maturity Year	2026
Long-term debt	199	199
Parent Company [Member] | Convertible Subordinated Debt One [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2035
Long-term debt	10	10
Parent Company [Member] | Convertible Subordinated Debt Two [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2036
Long-term debt	10	64
Parent Company [Member] | Convertible Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%
Debt Instrument Maturity Year	2037
Long-term debt	21	21
Parent Company [Member] | Medium-term Notes [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	1.125%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	4.20%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2021
Long-term debt	10,530	8,280
Parent Company [Member] | Medium Notes One [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.694%
Debt Instrument Maturity Year	2012
Long-term debt	500	500
Parent Company [Member] | Junior Subordinated Debt [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	6.30%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	6.625%
Debt Instrument, Maturity Date Range, Start	2039
Debt Instrument, Maturity Date Range, End	2067
Long-term debt	2,691	3,985
Parent Company [Member] | Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.442%
Debt Instrument Maturity Year	2016
Long-term debt	500	0
Parent Company [Member] | Capital Lease Obligations [Member]
Summary of long-term debt
Long-term debt	132	(22)
Subsidiaries [Member]
Summary of long-term debt
Long-term debt	17,360	18,500
Subsidiaries [Member] | Subordinated Debt Two [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.375%
Debt Instrument Maturity Year	2011
Long-term debt	0	1,500
Subsidiaries [Member] | Subordinated Debt Three [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.30%
Debt Instrument Maturity Year	2014
Long-term debt	963	963
Subsidiaries [Member] | Subordinated Debt Four [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.95%
Debt Instrument Maturity Year	2014
Long-term debt	1,000	1,000
Subsidiaries [Member] | Subordinated Debt Five [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.80%
Debt Instrument Maturity Year	2015
Long-term debt	500	500
Subsidiaries [Member] | Subordinated Debt Six [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.375%
Debt Instrument Maturity Year	2017
Long-term debt	1,169	1,348
Subsidiaries [Member] | Subordinated Debt Seven [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.778%
Debt Instrument Maturity Year	2020
Long-term debt	500	500
Subsidiaries [Member] | Subordinated Debt Eight [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.681%
Debt Instrument Maturity Year	2014
Long-term debt	414	550
Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum Range	0.50%
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum Range	8.25%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2026
Long-term debt	3,710	4,101
Subsidiaries [Member] | Federal Home Loan Bank Advances Two [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.392%
Long Term Debt Percentage Bearing Variable Interest Rate Maximum Range	1.204%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term debt	4,332	4,332
Subsidiaries [Member] | Notes Payable to Banks [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.92%
Debt Instrument Maturity Year	2012
Long-term debt	99	125
Subsidiaries [Member] | Notes Payable to Banks Two [Member]
Summary of long-term debt
Long Term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.191%
Long Term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.64%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2048
Long-term debt	1,146	1,157
Subsidiaries [Member] | Capital Lease Obligations [Member]
Summary of long-term debt
Long-term debt	$ 3,527	$ 2,424